Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard CMT Funds
Central Index Key	dei_EntityCentralIndexKey	0001273878
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2014
Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.005%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.005%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	1
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	2
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	3
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	6
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 19, 2004
2005	rr_AnnualReturn2005	3.31%
2006	rr_AnnualReturn2006	5.17%
2007	rr_AnnualReturn2007	5.35%
2008	rr_AnnualReturn2008	2.69%
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	0.23%
2011	rr_AnnualReturn2011	0.16%
2012	rr_AnnualReturn2012	0.15%
2013	rr_AnnualReturn2013	0.13%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.03%
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 19, 2004
Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.01%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.01%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	1
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	3
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	6
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	13
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 19, 2004
2005	rr_AnnualReturn2005	2.45%
2006	rr_AnnualReturn2006	3.48%
2007	rr_AnnualReturn2007	3.69%
2008	rr_AnnualReturn2008	2.05%
2009	rr_AnnualReturn2009	0.38%
2010	rr_AnnualReturn2010	0.24%
2011	rr_AnnualReturn2011	0.15%
2012	rr_AnnualReturn2012	0.15%
2013	rr_AnnualReturn2013	0.10%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.94%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.02%
One Year	rr_AverageAnnualReturnYear01	0.10%
Five Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 19, 2004
Institutional Money Market Funds Average | Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Tax-Exempt Money Market Funds Average | Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%